Risk Management and Financial Instruments - Schedule of Assets and Liabilities Exposed to Floating Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	$ (289,012)	$ (411,431)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,356,119)	104,006
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(266,594)	(205,262)
CRA - Agribusiness Credit Receivable Certificates [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	(54,231)	(47,650)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(2,165,193)	(1,163,028)
Credit note - export [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	(410)	(1,704)
Rural - Credit note - Prefixed [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	(114,282)
Related party transactions [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	(105,892)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(43,875)	77,355
CDB-DI (Bank certificates of deposit) [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	727,695	760,300
CME Margin investments [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	105,760	104,000
Treasury bills [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	75,286	58,757
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	47,920	35,127
Subtotal [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	633,926	873,703
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(2,161,148)	(1,046,679)
Derivatives (Swap) [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/ FED rate	(922,938)	(1,285,134)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	805,029	1,150,685
Margin cash [Member]
Net exposure to the IPCA rate:
Net exposure to the IPCA rate		3,867
Export credit note [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(254,903)	(102,367)
Prepayment [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate		(100,296)
Prepayment - exchange agreement [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	$ (11,691)	$ (2,599)